Derivatives (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
A. Interest rate swaps that meet the criteria for hedge accounting:
Estimated reclassification from accumulated OCI to earnings	$ 12,064
Notional amount outstanding	783,403	$ 904,627
Interest Rate Fair Value Hedge Derivative at Fair Value Net	(10,459)	(39,654)
Realized ineffectiveness of interest rate swaps	0	(60)	$ 645
Hedging instruments Termination fee	9,404		10,192
B. Interest rate swaps that do not meet the criteria for hedge accounting [Abstract]
Non-Hedging instruments Termination fee	297
Notional amount outstanding	199,846	207,439
Interest Rate Derivative Instruments Not Designated As Hedging Instruments Liability At Fair Value	(4,855)	(12,463)
Realized Loss On Nonhedging Interest Rate Swaps	$ 8,500	$ 12,645	$ 9,256
C. Foreign currency agreements:
Number of foreign currency agreements (Euro/US dollar contracts)	3	16	9
Foreign currency agreements value	$ 9,000	$ 20,000	$ 22,500
Average forward rate	1.0653	1.0725	1.273
Gain (Loss) on derivative instruments from forward contracts	$ (437)	$ 1,361	$ (1,009)